Equity (Details)						6 Months Ended
		Aug. 27, 2025 USD ($) $ / shares	Nov. 07, 2024 USD ($) shares	Sep. 01, 2024 USD ($) $ / shares shares	Sep. 01, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2025 shares	Aug. 15, 2025 shares	Aug. 13, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 01, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Equity [Line Items]
Ordinary shares, shares authorized | shares	[1]					500,000,000						500,000,000
Aggregate proceeds			$ 19,800			$ 5,350,318
Subscription receivable						$ (19,801)						$ (19,801)
Ordinary shares, par value | $ / shares	[1]
Value of newly issued shares			$ 19,800			$ 5,350,318
Underwriting discounts and offering expenses						895,352
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost						5,804,648
Payments for repurchase of initial public offering						249,366	$ 119,969
Deferred initial public offering (“IPO”) costs												$ 204,964
BU Creation Limited [Member]
Equity [Line Items]
Aggregate proceeds				$ 904,470	$ 7,100,000
Special dividend declared by per share | (per share)				$ 9,140									$ 71,000
Shares issued | shares				100
Value of newly issued shares				$ 904,470	7,100,000
Dividend account holder				495,663
BU Workshop Limited [Member]
Equity [Line Items]
Aggregate proceeds				$ 178,346	1,400,000
Special dividend declared by per share | (per share)				$ 1,802									$ 14,000
Shares issued | shares				100
Value of newly issued shares				$ 178,346	$ 1,400,000
Dividend account holder				$ 79,082
IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares			3,960,000
Net proceeds						5,804,648
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost						6,700,000
Subscription receivable [Member]
Equity [Line Items]
Aggregate proceeds
Subscription receivable												$ 19,801		$ 19,801	$ 19,801
Value of newly issued shares
Common Stock [Member]
Equity [Line Items]
Aggregate proceeds	[2]					5,350,318
Value of newly issued shares	[2]					$ 5,350,318
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares	[1]					11,695,000						10,000,000
Ordinary shares, shares outstanding | shares	[1]					11,695,000						10,000,000
Aggregate proceeds		$ 175,000
Value of newly issued shares		$ 175,000
Public offering price per shares | $ / shares		$ 4
Class A Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares									10,000
Ordinary shares, shares outstanding | shares						10,000
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares										1,500,000	1,500,000
Price per share | $ / shares											$ 4
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized | shares						250,000,000
Ordinary shares, shares issued | shares						11,695,000
Ordinary shares, shares outstanding | shares						11,695,000
Ordinary shares, par value | $ / shares
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares	[1]					5,000,000						5,000,000
Ordinary shares, shares outstanding | shares	[1]					5,000,000						5,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized | shares						250,000,000
Ordinary shares, shares issued | shares						5,000,000
Ordinary shares, shares outstanding | shares						5,000,000
Ordinary shares, par value | $ / shares

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).
[2]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).